Fees Summary	Jun. 12, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $16,077,590. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 16,077,590
Final Prospectus	true